Audit Information	12 Months Ended
Oct. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of AMTD Digital Inc. and its subsidiaries (the “Company”) as of October 31, 2025 and 2024, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended October 31, 2025 and 2024, six months ended October 31, 2023 and year ended April 30, 2023 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of October 31, 2025 and 2024, and the results of its operations and its cash flows for the years ended October 31, 2025 and 2024, six months ended October 31, 2023 and year ended April 30, 2023 in conformity with generally accepted accounting principles in the United States of America.